Property, plant and equipment, net	6 Months Ended
Sep. 30, 2014
Property, plant and equipment, net
Property, plant and equipment, net

3Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,	September 30,
	2014	2014	2014
	RMB	RMB	US$

Buildings	578,513	580,960	94,649
Leasehold improvements	14,864	14,864	2,422
Machineries	118,449	133,208	21,702
Motor vehicles	14,885	15,272	2,488
Furniture, fixtures and office equipment	35,433	38,558	6,282
Construction-in-progress	9,684	893	145
	771,828	783,755	127,688
Less: Accumulated depreciation	(145,196)	(167,210)	(27,242)
Total property, plant and equipment, net	626,632	616,545	100,446

Depreciation expense related to property, plant and equipment for the three months ended September 30, 2013 and 2014 was RMB7,560 and RMB12,146 (US$1,979), respectively. Depreciation expense related to property, plant and equipment for the six months ended September 30, 2013 and 2014 was RMB14,998 and RMB22,398 (US$3,649), respectively.

As of March 31, 2014 and September 30, 2014, buildings with carrying value of RMB114,570 and RMB111,052 (US$18,093) were collateralized for a short-term bank loan of RMB60,000 and RMB60,000 (US$9,775) (see Note 4), respectively.